VIA EDGAR TRANSMISSION

May 4, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   FS Variable Separate Account ("Registrant")
      The United States Life Insurance Company in the City of New York ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-08810)
      (Central Index Key 0000931344)


FILE NUMBER               PRODUCT NAME
-----------               ------------
333-178841                Polaris Platinum III
                          Polaris Platinum III (Early Access)
333-178842                Polaris Choice IV
333-178843                Polaris Platinum O-Series
333-178845                Polaris Preferred Solution
                          Polaris Preferred Solution (Rewards)
333-178849                Polaris Retirement Protector
333-198224                Polaris Select Investor


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,

/s/ Lucia Williams

Lucia Williams
Director, Legal Services